Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 31.7%
	Shares	Value ($)
U.S. Large Cap 31.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	164,733	11,098,071
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	699,576	20,861,348
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	797,246	11,057,798
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	270,752	8,607,196
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	244,592	8,587,622
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	211,648	8,463,813
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	298,721	8,534,461
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	602,611	16,764,645
Total		93,974,954
Total Equity Funds (Cost $68,351,415)		93,974,954

Exchange-Traded Fixed Income Funds 7.1%

Investment Grade 7.1%
iShares Core U.S. Aggregate Bond ETF	22,610	2,178,248
iShares iBoxx $ Investment Grade Corporate Bond ETF	102,527	10,503,891
Vanguard Intermediate-Term Corporate Bond ETF	111,400	8,430,752
Total		21,112,891
Total Exchange-Traded Fixed Income Funds (Cost $24,139,295)		21,112,891

Fixed Income Funds 40.2%

Investment Grade 40.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,436,045	28,072,489
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	757,297	6,777,805
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,196,304	8,948,356
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	783,588	6,723,182
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,775,700	24,731,487
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,494,420	22,350,000
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,323,068	21,511,613
Total		119,114,932
Total Fixed Income Funds (Cost $144,367,390)		119,114,932

Residential Mortgage-Backed Securities - Agency 8.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2037	2.500%	6,892,500	6,237,174
10/18/2037- 10/13/2052	3.000%	15,977,500	14,048,760
10/13/2052	3.500%	4,000,000	3,599,688
Total Residential Mortgage-Backed Securities - Agency (Cost $24,763,213)			23,885,622

Options Purchased Puts 0.6%
Value ($)
(Cost $1,561,774)	1,813,840

Money Market Funds 19.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(d)	58,098,615	58,069,566
Total Money Market Funds (Cost $58,073,464)		58,069,566
Total Investments in Securities (Cost: $321,256,551)		317,971,805
Other Assets & Liabilities, Net		(21,449,482)
Net Assets		296,522,323
At September 30, 2022, securities and/or cash totaling $2,989,300 were pledged as collateral.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	51	12/2022	USD	9,183,825	—	(129,801)
U.S. Long Bond	51	12/2022	USD	6,446,719	—	(537,584)
U.S. Treasury 10-Year Note	66	12/2022	USD	7,396,125	—	(347,581)
U.S. Treasury 2-Year Note	69	12/2022	USD	14,171,953	—	(195,649)
U.S. Treasury 5-Year Note	120	12/2022	USD	12,900,938	—	(455,590)
U.S. Ultra Treasury Bond	14	12/2022	USD	1,918,000	—	(176,712)
Total					—	(1,842,917)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(89)	12/2022	USD	(16,026,675)	1,876,016	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	20,079,472	56	3,100.00	12/15/2023	1,018,923	1,062,040
S&P 500 Index	JPMorgan	USD	10,756,860	30	3,200.00	06/21/2024	542,851	751,800
Total							1,561,774	1,813,840
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	68,633,018	70,117,865	(80,680,403)	(914)	58,069,566	—	(18,697)	438,688	58,098,615
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,956,062	958,682	(1,080,644)	(3,736,029)	11,098,071	—	275,646	—	164,733
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	34,086,191	3,346,100	(2,709,543)	(6,650,259)	28,072,489	20,153	(457,252)	976,221	3,436,045
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	28,037,461	1,671,650	(1,916,647)	(6,931,116)	20,861,348	—	405,444	—	699,576
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	8,191,888	333,395	(1,087,547)	(659,931)	6,777,805	—	(50,502)	56,528	757,297
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	10,898,866	2,380,526	(558,001)	(3,773,035)	8,948,356	295,991	(121,335)	270,161	1,196,304
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	14,871,821	953,343	(1,107,248)	(3,660,118)	11,057,798	—	95,802	—	797,246
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	11,442,300	748,457	(1,546,844)	(2,036,717)	8,607,196	—	563,051	—	270,752
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	8,164,021	560,590	(702,168)	(1,299,261)	6,723,182	—	(63,893)	153,750	783,588
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	5,448,610	51,305	(5,696,249)	196,334	—	26,679	(410,794)	11,582	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	30,049,547	3,304,711	(2,643,654)	(5,979,117)	24,731,487	698,099	(297,924)	832,732	2,775,700
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	10,814,886	2,836,624	(93,128)	(4,970,760)	8,587,622	—	(26,452)	—	244,592
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	11,246,714	1,895,483	(1,043,423)	(3,634,961)	8,463,813	—	(27,455)	—	211,648
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	11,439,731	509,137	(1,360,598)	(2,053,809)	8,534,461	—	528,996	—	298,721
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	27,284,549	1,610,407	(2,414,277)	(4,130,679)	22,350,000	—	(311,313)	277,612	2,494,420
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	25,906,550	2,012,728	(2,407,649)	(4,000,016)	21,511,613	169,181	(289,262)	386,989	2,323,068
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	22,387,460	1,110,540	(1,427,890)	(5,305,465)	16,764,645	—	307,455	—	602,611
Total	343,859,675			(58,625,853)	271,159,452	1,210,103	101,515	3,404,263

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7059_12_A01_(11/22)